 Filed pursuant to Rule 497(e)

Securities Act File No. 333-196273

Investment Company Act File No. 811-22930

USCF ETF TRUST

STOCK SPLIT INDEX FUND – TOFR*

USCF RESTAURANT LEADERS FUND – MENU*

Supplement dated April 7, 2017, to the Statement of Additional Information for Stock Split Index Fund dated October 31, 2016 and the Statement of Additional Information for USCF Restaurant Leaders Fund dated October 24, 2016

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information (“SAI”) of Stock Split Index Fund, a series of USCF ETF Trust, dated October 31, 2016, and the SAI of USCF Restaurant Leaders Fund, a series of USCF ETF Trust, dated October 24, 2016. This supplement should be read in conjunction with the SAI. Terms used but not defined herein shall have the meanings ascribed to them in the SAI. Please read it and keep it with your SAI for future reference.

All References to Kevin Baum as Portfolio Manager in the Statement of Additional Information for TOFR are hereby removed.

The information under the second paragraph of the section titled “GENERAL DESCRIPTION OF THE TRUST AND THE FUND” located on page 3 of the SAI for TOFR and page 2 of the SAI for MENU is hereby replaced with the following:

The Fund is managed by USCF Advisers LLC (the “Adviser”). The Adviser has been a registered investment adviser with the Securities and Exchange Commission (the “SEC”) since July 2, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc. (“Wainwright”). On December 9, 2016, Wainwright was acquired by Concierge Technologies, Inc., a company publicly traded under the ticker symbol “CNCG” (“Concierge”). Wainwright Holdings, Inc. will continue to operate its business as a wholly-owned subsidiary of Concierge. Mr. Nicholas Gerber, along with certain family members and certain other shareholders, owns the majority of the shares in Concierge.

The information under the first paragraph of the section titled “MANAGEMENT SERVICES” located on page 16 of the SAI for TOFR and page 14 of the SAI for MENU is hereby replaced with the following:

The Adviser serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”). The Adviser is a wholly-owned subsidiary of Wainwright Holdings, Inc. (“Wainwright”). On December 9, 2016, Wainwright was acquired by Concierge Technologies, Inc., a company publicly traded under the ticker symbol “CNCG” (“Concierge”). Wainwright will continue to operate its business as a wholly-owned subsidiary of Concierge. Mr. Nicholas Gerber, along with certain family members and certain other shareholders, owns the majority of the shares in Concierge.

The information under the section titled “Interested Trustees and Officers of the Trust” located on pages 12-13 of the SAI for TOFR and page 11 of the SAI for MENU is hereby replaced with the following:

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Nicholas D. Gerber(3) Year of Birth: 1962	Chairman and Trustee	Since 2014	Chairman of the Board of Directors of United States Commodity Funds LLC, which is the sponsor of a family of commodity pools whose shares are registered under the Securities Act of 1933 (“USCF”) since 2005; President and Chief Executive Officer of USCF from 2005 through June 2015; Serves on Board of Managers of USCF Advisers LLC since June 2014 and President and Chief Executive Officer of USCF Advisers LLC from June 2014 to June 2015; Vice President of USCF since June 2015; Chief Executive Officer, President and Secretary of Concierge Technologies, Inc. since January 2015; Co-founded Ameristock Corporation in March 1995, a registered investment adviser under the Investment Advisers Act of 1940 from March 1995 until January 2013; and Portfolio Manager of the Ameristock Mutual Fund, Inc. a mutual fund registered under the 1940 Act, from August 1995 to January 2013.	Three	Management Director of USCF since May 2005; Board of Concierge Technologies, Inc. from January 2015 - Present.

John P. Love Year of Birth: 1971	President (Principal Executive Officer)	Since 2015	Chief Executive Officer and President of USCF since June 2015 and Management Director of USCF since October 2016; Senior Portfolio Manager of USCF from March 2010 to June 2015; Portfolio Manager of USCF from April 2006 to March 2010; President of USCF Advisers LLC since June 2015 and serves on Board of Managers of USCF Advisers LLC since November 2016.	N/A	Management Director of USCF since October 2016.

Stuart P. Crumbaugh(3) Year of Birth: 1963	Chief Financial Officer (Principal Accounting and Principal Financial Officer), Treasurer and Trustee	CFO and Treasurer since May 2015; Secretary from May 2015 to October 2016; Independent Trustee of USCF ETF Trust from inception to February 2015 and Interested Trustee from February 2015 to present	Chief Financial Officer (Principal Accounting Officer), Treasurer and Secretary of USCF Advisers LLC and USCF since June 2015 and May 2015, respectively; Vice President Finance and Chief Financial Officer of Sikka Software Corporation from April 2014 to April 2015; Vice President, Corporate Controller and Treasurer of Auction.com, LLC from December 2012 to December 2013; Chief Financial Officer of IP Infusion Inc. from March 2011 to September 2012; Consultant from January 2010 to February 2011.	Three	N/A

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Andrew F Ngim(3) Year of Birth: 1960	Portfolio Manager to TOFR since 2014 and to MENU since 2016, Vice President, Secretary and Trustee	Trustee from 2014 to February 2015 and May 2015 to Present; Secretary since October 2016	Co-founded USCF in 2005 and has served as a Management Director since May 2005 and Chief Operating Officer since August 2016; Portfolio Manager for the United States Commodity Index Funds Trust since January 2013; Treasurer of USCF from June 2005 to February 2012; Prior to and concurrent with his services to USCF, from January 1999 to January 2013, served as a Managing Director for Ameristock Corporation, which he co-founded in March 1995 and was Co-Portfolio Manager of Ameristock Mutual Fund, Inc. from January 2000 to January 2013.	Three	Management Director of USCF since May 2005.

Carolyn M. Yu Year of Birth: 1958	Chief Legal Officer, Chief Compliance Officer and AML Officer	Chief Legal Officer from May 2015 - Present; Chief Compliance Officer, since February 2015; AML Officer since 2014.	General Counsel and Chief Compliance Officer of USCF since May 2015 and February 2013, respectively, and from August 2011 through April 2015, she served as Associate Counsel to USCF; Chief Legal Officer and Chief Compliance Officer of USCF Advisers LLC since May 2015; Associate Counsel and Assistant Chief Compliance Officer, USCF ETF Trust from June 2014 to February 2015; Assistant Secretary of USCF ETF Trust from May 2015 to October 2016; Branch Chief – Securities Enforcement Branch for the State of Hawaii, Department of Commerce and Consumer Affairs from 2008 to 2011.	N/A	N/A

Daphne G. Frydman Year of Birth: 1974	Assistant Secretary	Assistant Secretary from October 2016 to Present.	Deputy General Counsel of USCF since May 2016; Assistant Secretary of the USCF ETF Trust and the USCF Mutual Funds Trust since October 2016; Partner at Sutherland Asbill & Brennan LLP from January 2011 to April 2016; and counsel and associate at the same from 2009 to 2010 and from 2001 to 2008, respectively.	N/A	N/A

(1)	The address of each Trustee and officer is c/o USCF ETF Trust, 1999 Harrison Street, Suite 1530, Oakland, California 94612.
(2)	The Trustees and officers serve until their successors are duly elected and qualified.
(3)	Messrs. Gerber, Crumbaugh and Ngim are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with the Adviser.

The information under the fourth paragraph of the section titled “Members of the Board and Officers of the Trust” located on page 11 of the SAI for TOFR and under the third paragraph of page 10 of the SAI for MENU is hereby replaced with the following:

There is an Audit Committee and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter. There is a Valuation Committee, which is comprised of two of the Interested Trustees and representatives of the Adviser to take action in connection with the valuation of portfolio securities held by the Fund in accordance with the Board-approved Valuation Procedures. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees of the Fund constitute a majority of the Board, the assets under management of the Fund, the number of portfolios overseen by the Board and the total number of trustees on the Board. Mr. Henderson serves as the lead Independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust believes that it is in the interest of the Fund and its shareholders to have a majority of the Board be independent, but to have senior representatives affiliated with the Adviser both sit on the Board and, in the case of Mr. Gerber, serve as Chairman. The Trust believes that the service of these Interested Trustees will allow the Board to best leverage their familiarity with the day-to-day operations of the Fund.

The information under the fourth paragraph of the section titled “Description of Standing Board Committees” located on page 14 of the SAI for TOFR and page 12 of the SAI for MENU is hereby replaced with the following:

Valuation Committee. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Fund in accordance with the Trust’s Valuation Procedures. Messrs. Ngim, Crumbaugh and Love serve as voting members on the Valuation Committee, which meets on an ad hoc basis. During the fiscal year ended June 30, 2016, the Valuation Committee did not meet.

USCF ETF Trust • c/o ALPS Distributors, Inc.

1290 Broadway • Suite 1100 Denver • Colorado 80203

1-800-920-0259 • www.uscfinvestments.com

Please retain this supplement for future reference.